UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin Investment Management Inc
Address:          520 Madison Avenue, 28th Floor
                  New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zoe Vlachos
Title:   Chief Compliance Officer
Phone:   212-461-6309

Signature, Place, and Date of Signing:

s/Zoe Vlachos                    New York, NY                 May 15, 2009
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

                                    FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:  $73,143
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number               Name
                           28-

[Repeat as necessary.]


Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6       Column 7
--------                     ---------       --------  --------   --------      ----------      --------
                                                        Value   SHRS OR  SH/    Investment   Voting Authority
Name of Issuer               Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion    Sole     None
--------------               --------------   ---------  -------  -------  ---    ---------   --------   -----
3M COMPANY                   COM              88579Y101  $ 1,489   29,945  SH     Sole         25,820      4,125
                                                         $   329    6,610  SH     Defined       6,610
ABBOTT LABS                  COM              002824100  $ 1,653   34,664  SH     Sole         26,956      7,708
                                                         $   151    3,149  SH     Defined       3,149
ANADARKO PETE CORP           COM              032511107  $   453   11,650  SH     Sole          2,050      9,600
                                                         $    23      600  SH     Defined         600
ANGLO AMERICAN PLC - ADR     ADR NEW          03485P201  $   657   77,000  SH     Defined      77,000
AT&T CORP                    COM              00206R102  $   373   14,791  SH     Sole          8,189      6,602
                                                         $    31    1,226  SH     Defined       1,226
APPLIED MATERIALS INC        COM              038222105  $   280   26,000  SH     Defined      26,000
BRISTOL MYERS SQUIBB         COM              110122108  $ 1,773   80,873  SH     Sole         70,573     10,300
                                                         $   409   27,306  SH     Defined      18,665
BURLINGTON NO.SANTA FE       COM              12189T104  $ 3,166   56,778  SH     Sole         43,087      9,550
                                                         $ 1,341   22,291  SH     Defined      22,291
CALPINE CORP                 COM NEW          131347304  $   255   37,400  SH     Defined      37,400
CHEVRON CORPORATION          COM              166764100  $ 2,724   40,516  SH     Sole         37,369      3,147
                                                         $ 1,811   26,928  SH     Defined      26,928
CISCO SYS INC                COM              17275R102  $ 2,920  174,123  SH     Sole        174,123
                                                         $    65    3,858  SH     Defined       3,858
COLGATE PALMOLIVE CO         COM              194162103  $   223    3,780  SH     Sole            980      2,800
                                                         $    94    1,600  SH     Defined       1,600
CONOCOPHILLIPS               COM              20825C104  $   343    8,759  SH     Sole          4,984      3,775
CONSOLIDATED EDISON          COM              209115104  $   763   19,285  SH     Sole         15,885      3,400
                                                         $   339    8,540  SH     Defined       8,540
COVIDIEN LTD                 COM              G2552X108  $   615   18,500  SH     Defined      18,500
DIAGEO PLC-ADR               SPON ADR NEW     25243Q205  $   671   15,000  SH     Defined      15,000
ENCANA CORP                  COM              292505104  $ 4,817  118,621  SH     Sole         98,321     20,300
                                                         $ 2,782   68,500  SH     Defined      68,500
EXXON MOBIL CORP             COM              30231G102  $ 2,921   42,898  SH     Sole         39,495      3,403
                                                         $   180    2,636  SH     Defined       2,636
FPL GROUP INC                COM              302571104  $   209    4,120  SH     Sole          4,120
                                                         $    41      800  SH     Defined         800
FAIRFAX FINANCIAL HOLDING    SUB VTG          303901102  $ 1,042    4,000  SH     Defined       4,000
FOMENTO ECON-ADR             SPON ADR UNITS   344419106  $   807   32,000  SH     Defined      32,000
GOLD FIELDS LTD-ADR          SPONSORED ADR    38059T106  $   249   22,000  SH     Defined      22,000
HOME DEPOT INC COM           COM              437076102  $   635   26,950  SH     Sole         24,450      2,500
                                                         $    49    2,100  SH     Defined       2,100
INTL. BUSINESS MACHINES      COM              459200101  $ 5,203   53,695  SH     Sole         38,245     15,450
                                                         $   688    7,100  SH     Defined       7,100
JOHNSON & JOHNSON            COM              478160104  $ 1,244   23,650  SH     Sole         16,550      7,100
                                                         $ 1,215   23,100  SH     Defined      23,100
LEUCADIA NATL                COM              527288104  $   372   25,000  SH     Defined      25,000
NASDAQ STOCK MAR             COM              631103108  $   431   22,000  SH     Defined      22,000
NATIONAL OILWELL VARCO INC.  COM              637071101  $   663   23,106  SH     Sole         12,479     10,627
                                                         $    59    2,058  SH     Defined       2,058
NEWMONT MINING CORP          COM              651639106  $   895   20,000  SH     Defined      20,000
NEXEN INC.                   COM              65334H102  $   135    8,000  SH     Sole              -      8,000
                                                         $   339   20,000  SH     Defined      20,000
ONEOK PARTNERS LP            UNIT LTD PARTN   68268N103  $ 1,334   32,833  SH     Sole         32,033        800
                                                         $   229    5,634  SH     Defined       5,634
PFIZER INC                   COM              717081103  $ 2,888  212,048  SH     Sole        150,578     61,470
                                                         $   230   16,847  SH     Defined      16,847
PHILIP MORRIS INTL INC COM   COM              718172109  $ 2,930   82,359  SH     Sole         63,304     19,055
                                                         $ 1,343   37,750  SH     Defined      37,750
PROCTER & GAMBLE             COM              742718109  $   954   20,256  SH     Sole         19,471        785
                                                         $    28      585  SH     Defined         585
QUALCOMM INC                 COM              747525103  $    52    1,340  SH     Sole          1,340
                                                         $   195    5,000  SH     Defined       5,000
SANOFI-AVENTIS-ADR           SPONSORED ADR    80105N105  $ 1,033   37,000  SH     Defined      37,000
SCHERING PLOUGH CORP COM     COM              806605101  $ 2,661  112,975  SH     Sole         81,325     31,650
                                                         $   225    9,550  SH     Defined       9,550
SCHLUMBERGER LTD             COM              806857108  $ 1,320   32,485  SH     Sole         22,185     10,300
                                                         $   441   10,866  SH     Defined      10,866
SPDR GOLD TRUST              GOLD SHS         78463V107  $ 2,733   30,270  SH     Sole         24,360      5,910
                                                         $   736    8,155  SH     Defined       8,155
SPECTRA ENERGY CORP.         COM              847560109  $   742   52,502  SH     Sole         44,627      7,875
                                                         $   646   45,684  SH     Defined      45,684
SUNCOR ENERGY INC            COM              867229106  $   400   18,000  SH     Defined      18,000
SYNGENTA AG-ADR              SPONSORED ADR    87160A100  $   481   12,000  SH     Defined      12,000
TEJON RANCH CO DEL           COM              879080109  $   333   16,125  SH     Sole          8,275      7,850
                                                         $   259   12,500  SH     Defined      12,500
THE ST JOE COMPANY           COM              790148100  $   244   14,600  SH     Sole         13,000      1,600
                                                         $    17    1,000  SH     Defined       1,000
PROSHARES TR                 PSHS ULTSHT FINL 74347R628  $    28      290  SH     Sole            290
                                                         $   209    2,130  SH     Defined       2,130
UNITED REFINING ENERGY CORP  UNIT 12/11/2011  911360204  $   505   53,150  SH     Sole         51,050      2,100
                                                         $    $ 1      100  SH     Defined         100
WELLPOINT INC                COM              94973V107  $   589   15,500  SH     Defined      15,500
WOODWARD GOVERNOR CO.        COM              980745103  $ 1,332  119,204  SH     Sole        102,384     16,820
                                                         $    98    8,730  SH     Defined       8,730

                                                TOTAL:   $73,143

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